Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income
Gains on sales of intangible assets and PP&E	kr 13	kr 17	kr 85
Gains on investments and sale of operations	409	136	701
Other operating income	2,807	841	445
Total other operating income	3,229	994	1,231
Other operating expenses
Losses on sales of intangible assets and PP&E	(21)		(54)
Losses on investments and sale of operations	(554)	(421)	(445)
Impairment of goodwill	(1,260)	(31,897)	0
Other operating expenses	(764)	(541)	(3,994)
Total other operating expenses	kr (2,599)	kr (32,859)	kr (4,493)